Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events and do not take material nonpublic information into account when determining the timing and terms of equity awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation in fiscal year 2024.
During fiscal year 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method
Historically, annual grants are awarded in February and are priced on the date determined by the Compensation Committee. In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. For Section 16 officers, any off-cycle awards approved by the Compensation Committee are granted and priced on the date of the Compensation Committee’s approval. For other employees, unless indicated otherwise in the Compensation Committee approval, awards are granted and priced on the 15th or 30th of the month that first follows the later of a) the CEO’s or Compensation Committee approval (as applicable) and b) the employment start date or promotion date (as applicable) (or, in each case, the next business day if such day is not a day that the New York Stock Exchange is open).

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events and do not take material nonpublic information into account when determining the timing and terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false